Schedule of Quarterly Financial Data (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Additional paid in capital	$ 31,664,226	$ 29,489,055	$ 29,402,533	[1]	$ 26,518,433		$ 12,063,940
Accumulated deficit	$ (32,979,632)	(25,433,304)	(23,792,804)		(18,840,581)		(13,844,512)
Previously Reported [Member]
Additional paid in capital		19,543,363	19,456,841	[1]	16,572,741		4,150,948
Accumulated deficit		(15,487,612)	(13,847,112)		(8,894,889)		(5,795,432)
Revision of Prior Period, Reclassification, Adjustment [Member]
Additional paid in capital		9,945,692	9,945,692	[1]	9,945,692	[2]	7,912,992	[3]
Accumulated deficit		$ (9,945,692)	$ (9,945,692)		$ (9,945,692)	[4]	$ (8,049,080)	[5]

[1]	The Reverse Stock Split (Note 1) also resulted in an adjustment to the condensed consolidated balance sheet for the period ended September 30, 2023 with an increase to additional paid in capital of $140 and an offsetting adjustment to the carrying value of common stock.
[2]	Adjustments include corrections for stock compensation errors (increase of $7,843,052); recognition of Series A Preferred Stock accrued dividends (decrease of $402,064); correction of issuance cost recognition related to financing transactions (decrease of $174,082); corrections to the Company’s initial classification and recognition of warrants issued in financing transactions (decrease of $416,266), reclassifications of warrants from liability to equity (increase of $881,554); correction in the application of extinguishment accounting upon settlement of debt instruments (increase of $2,213,498).
[3]	Adjustments include adjustment to the carrying value of notes payable, including recognition of day 1 loss (decrease of $7,351); identification of costs to be recorded against Series A Preferred Stock carrying value (decrease of 89,118); and stock compensation adjustments (increase of $8,009,461).
[4]	Adjustments include corrections for stock compensation errors (increase of $8,009,461); adjustment of the estimated Series A Preferred Stock warrant obligation fair value (increase of $240,930); reversal of accrued Series A Preferred Stock dividends (decrease of $402,064); recognition of bifurcated derivatives and recording of loss at issuance (increase of $296,151); correction of issuance cost recognition related to financing transactions (decrease of $166,407); and the aggregate adjustments to 2022 net loss as detailed below (increase of $1,967,621).
[5]	Adjustments include reversal of dividend liability recorded (decrease of $331,059); identification of deferred IPO costs (decrease of ($55,182); identification of costs to be recorded against Series A Preferred Stock carrying value (decrease of 89,118); adjustment to the estimated fair value of warrant liability (increase of $240,930); adjustment to the carrying value of notes payable, including recognition of day 1 loss (increase of $274,048); and stock compensation adjustments (increase of $8,009,461).